Intangible Assets, Net (Other Than Goodwill) (Details) - Schedule of intangible assets, net (other than goodwill) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Carrying Value at beginning	$ 4,527,476	$ 5,593,612	$ 3,310,184
Additions	10,829	427,441	3,142,363
Amortization	(596,758)
Carrying Value at ending	3,941,547	4,527,476	5,593,612
Cost	7,034,436
Accumulated amortization	$ (3,092,889)	(1,195,640)	$ (704,313)
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Lives	10 years		10 years
Carrying Value at beginning	$ 811,303	970,019	$ 1,128,734
Additions
Amortization	(82,963)
Carrying Value at ending	728,340	811,303	970,019
Cost	1,587,159
Accumulated amortization	$ (858,819)	(158,716)	$ (158,715)
Acquired And Developed Software [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Lives	5 years		5 years
Carrying Value at beginning	$ 3,171,394	3,651,924	$ 908,893
Additions		404,720	3,111,668
Amortization	(466,294)
Carrying Value at ending	2,705,100	3,171,394	3,651,924
Cost	4,476,273
Accumulated amortization	$ (1,771,173)	(885,250)	$ (368,637)
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Lives	10 years		10 years
Carrying Value at beginning	$ 416,471	862,792	$ 1,191,942
Additions
Amortization	(40,667)
Carrying Value at ending	375,804	416,471	862,792
Cost	828,580
Accumulated amortization	$ (452,776)	(148,384)	(174,528)
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Lives
Carrying Value at beginning	$ 128,308	108,877	78,182
Additions	10,829	22,721	30,695
Amortization	(6,834)
Carrying Value at ending	132,303	128,308	$ 108,877
Cost	142,424
Accumulated amortization	$ (10,121)	$ (3,290)